Revenue Recognition - Summary of Noninterest Income Segregated By Revenue Streams In-scope and Out-of-scope of Topic 606 (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Noninterest income
Service charges	$ 5,208	$ 4,777	$ 4,832
ATM/Interchange fees	2,794	2,304	2,094
Wealth management fees	3,669	3,068	2,678
Tax refund processing fees	2,750	2,750	2,750
Other	892	738	949
Noninterest Income (in-scope of Topic 606)	15,313	13,637	13,303
Noninterest Income (out-of-scope of Topic 606)	2,818	2,697	2,829
Total noninterest income	$ 18,131	$ 16,334	$ 16,132